UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment[ ]; Amendment Number: ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Metalmark Management II LLC
Address:    1177 Avenue of the Americas, 40th Floor
            New York, NY 10036

Form 13F File Number:   28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth F. Clifford
Title: Chief Financial Officer of Metalmark Capital Holdings LLC, the managing member of Metalmark Management II LLC
Phone: 212-823-1915

Signature, Place, and Date of Signing:

/s/ Kenneth F. Clifford       New York, New York        February 14, 2013
-------------------------  ------------------------   --------------------
       [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[ ] 1F3 HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: GCP Capital Partners LLC